Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Statement of financial position [abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.12	$ 0.12
Ordinary shares, shares authorized	300,000,000	7,500,000
Ordinary shares, shares issued	6,883,223	1,618,977
Ordinary shares, shares outstanding	6,883,223	1,618,977